OTHER RECEIVABLES, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Receivables Net
Beginning balance	$ 12,489,219	$ 13,652,322
Addition/(Write-off)	1,207,145	(22,869)
Exchange rate effect	(215,136)	(1,140,234)
Ending balance	$ 13,481,228	$ 12,489,219